Document and Entity Information Document	Oct. 19, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	WINTRUST FINANCIAL CORP
Entity Incorporation, State or Country Code	IL
Entity File Number	001-35077
Entity Tax Identification Number	36-3873352
Entity Address, Address Line One	9700 W. Higgins Road
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	847
Local Phone Number	939-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001015328
Amendment Flag	false
Common Stock, no par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	WTFC
Security Exchange Name	NASDAQ
7.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series F, no par value
Entity Information [Line Items]
Title of 12(b) Security	7.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series F, no par value
Trading Symbol	WTFCN
Security Exchange Name	NASDAQ